CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Net Income	¥ 458,328	¥ 351,635	¥ 338,587
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(214,449)	(153,108)	(67,762)
Impact of changes in policy liability discount rate	299,258	158,339	93,269
Net change of debt valuation adjustments	193	(35)	(191)
Net change of defined benefit pension plans	17,167	5,128	13,293
Net change of foreign currency translation adjustments	171,936	(20,060)	173,304
Net change of unrealized gains (losses) on derivative instruments	(2,840)	(6,403)	(5,875)
Total other comprehensive income (loss)	271,265	(16,139)	206,038
Comprehensive Income	729,593	335,496	544,625
Comprehensive Income (loss) Attributable to the Noncontrolling Interests	15,771	(492)	(3,035)
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	2,773	344	350
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 711,049	¥ 335,644	¥ 547,310